Annual Total Returns[BarChart] - Fixed Income SHares Series M - Series M	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.73%	12.70%	(0.56%)	4.94%	0.55%	8.78%	9.60%	2.23%	8.40%	9.12%